Cash, Cash Equivalents and Investments	12 Months Ended
Feb. 28, 2019
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments

CASH, CASH EQUIVALENTS AND INVESTMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability, such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

•	Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Significant unobservable inputs that are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The components of cash, cash equivalents and investments by fair value level as at February 28, 2019 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$326	$—	$—	$—	$326	$322	$—	$—	$4
Other investments	36	—	—	—	36	—	—	36	—
	362	—	—	—	362	322	—	36	4
Level 1:
Equity securities	10	—	(10)	—	—	—	—	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	85	—	—	—	85	—	55	—	30
Bankers’ acceptances	39	—	—	—	39	4	35	—	—
Commercial paper	264	—	—	—	264	177	87	—	—
Non-U.S. promissory notes	20	—	—	—	20	20	—	—	—
Non-U.S. government sponsored enterprise notes	139	—	—	—	139	25	114	—	—
Non-U.S. treasury bills/notes	35	—	—	—	35	—	35	—	—
U.S. treasury bills/notes	42	—	—	—	42	—	42	—	—
	624	—	—	—	624	226	368	—	30
Level 3:
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	20	2	—	(3)	19	—	—	19	—
	$1,016	$2	$(10)	$(3)	$1,005	$548	$368	$55	$34

The components of cash, cash equivalents and investments by fair value level as at February 28, 2018 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash and Cash Equivalents
Bank balances	$169	$—	$—	$—	$169	$169	$—	$—	$—
Other investments	35	—	—	—	35	—	—	35	—
	204	—	—	—	204	169	—	35	—
Level 1:
Equity securities	10	—	(8)	—	2	—	2	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	332	—	—	—	332	—	293	—	39
Bankers’ acceptances	211	—	—	—	211	211	—	—	—
Commercial paper	426	—	—	—	426	231	195	—	—
Non-U.S. promissory notes	227	—	—	—	227	102	125	—	—
Non-U.S. government sponsored enterprise notes	200	—	—	—	200	15	185	—	—
Non-U.S. treasury bills/notes	284	—	—	—	284	50	234	—	—
U.S. treasury bills/notes	448	—	(1)	—	447	38	409	—	—
	2,128	—	(1)	—	2,127	647	1,441	—	39
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$2,363	$2	$(9)	$(3)	$2,353	$816	$1,443	$55	$39

As at February 28, 2019, the Company had equity investments without readily determinable fair value of $36 million (February 28, 2018 - $35 million). During the year ended February 28, 2019, there were no other-than-temporary impairment charges (other-than-temporary impairment charges of nil and $8 million relating to certain equity investments without readily determinable fair value for the years ended February 28, 2018 and February 28, 2017, respectively) and realized gains of nil relating to the sale of equity investments without readily determinable fair value (realized gains of nil and $12 million for the years ended February 28, 2018 and February 28, 2017, respectively).
There were no realized gains or losses on available-for-sale securities for the year ended February 28, 2019 (realized losses of $1 million and nil for the years ended February 28, 2018 and February 28, 2017, respectively).
The Company has restricted cash, consisting of cash and securities pledged as collateral to major banking partners in support of the Company’s requirements for letters of credit. These letters of credit support certain leasing arrangements entered into in the ordinary course of business, for terms ranging from one month to nine years. The Company is legally restricted from accessing these funds during the term of the leases for which the letters of credit have been issued; however, the Company can continue to invest the funds and receive investment income thereon.

The contractual maturities of available-for-sale investments as at February 28, 2019 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$624	$624
Due after five years	17	19
No fixed maturity	10	—
	$651	$643

As at February 28, 2019, the Company had investments with continuous unrealized losses totaling $10 million, consisting of unrealized losses on equity securities (February 28, 2018 - continuous unrealized losses totaling $9 million).
As a result of the adoption of ASU 2016-01, the Company now records changes in fair value of equity securities through investment income, and has reclassified $8 million in unrealized losses on equity securities through a cumulative adjustment to deficit on March 1, 2018. For a full description of how the Company assesses its investments for other than- temporary impairment, see the description of accounting policies and critical accounting estimates under “Investments” in Note 1. For a description of the impact upon the adoption of ASU 2016-01 on the unrealized losses on equity securities, see Note 2.